Note 11 - Advances from Investors	9 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Senior Secured Convertible Notes, Warrants and Common Stock, Prefunding [Text Block]

11. ADVANCES FROM INVESTORS

As of June 30, 2022, the Company raised $575,000 in the form of shareholder advances towards its planned upcoming financing of Senior Secured Convertible Promissory Notes. See subsequent events note (Note 14), for further details for this financing.

Terrence Norchi, the Company’s President and Chief Executive Officer, Michael Abrams, the Company’s Chief Financial Officer, and Laurence Hicks, a member of the Company’s Board, through Drake Partners LLC, participated in the Convertible Notes Offering for an aggregate of $80,000.